May 02, 2017
Principal Funds, Inc.

Supplement dated May 2, 2017
to the Statutory Prospectus dated April 7, 2017
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Multi-Manager Equity Long/Short Fund
MULTI-MANAGER EQUITY LONG/SHORT FUND
In the Principal Investment Strategies section, delete the paragraph for "Global Thematic."
PFI Prospectus [Member] | SystematEx Large Value Fund
SYSTEMATEX LARGE VALUE FUND
In the Performance section, within the Average Annual Total Returns table, delete the row description for the third line (Class R-6 Return Before Taxes) and substitute:
Class R-6 Return After Taxes on Distributions and Sale of Fund Shares